Prepayment for property, plant and equipment - Land use right, net (Details) - Land use right - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Prepayment for property, plant and equipment
Land use right	$ 554,122	$ 610,182
Less: accumulated amortization	(42,945)	(35,595)
Intangible assets, net	511,177	574,587
Amortization	$ 11,493	$ 12,109	$ 11,251